Commitments and Contingencies - Additional Information (Detail) - USD ($)			6 Months Ended
	Aug. 12, 2020	Jul. 24, 2020	Dec. 31, 2020
Other Commitments [Line Items]
Cash underwriting fee per unit			$ 0.20
Payment of stock issuance costs			$ 13,800,000
Deferred underwriting fee payable per share			$ 0.35
Deferred underwriting fee payable non current			$ 24,150,000
Forward Contracts [Member]
Other Commitments [Line Items]
Stock Repurchased During Period, Shares	17,500,000	17,500,000
Purchase price per share	$ 10.00	$ 10.00
Payments for repurchase of private placement	$ 175,000,000	$ 175,000,000